VARIABLE UNIVERSAL LIFE
ANNUAL REPORT, DECEMBER 31, 2000

TOUCHSTONE VARIABLE SERIES TRUST

TOUCHSTONE SMALL CAP VALUE
TOUCHSTONE EMERGING GROWTH
TOUCHSTONE INTERNATIONAL EQUITY
TOUCHSTONE INCOME OPPORTUNITY
TOUCHSTONE HIGH YIELD
TOUCHSTONE VALUE PLUS
TOUCHSTONE GROWTH AND INCOME
TOUCHSTONE ENHANCED 30
TOUCHSTONE BALANCED
TOUCHSTONE BOND
TOUCHSTONE STANDBY INCOME



This is one part of a two part report.                      Columbus Life
                                                          Insurance Company
                                                                [LOGO]
 CL5.798 0101

This is one part of a two-part semi-annual report. This part contains the financial statements and performance information for the following funds of the Touchstone Variable Series Trust: Touchstone Small Cap Value*, Touchstone Emerging Growth, Touchstone International Equity, Touchstone Income Opportunity**, Touchstone High Yield*, Touchstone Value Plus, Touchstone Growth and Income, Touchstone Enhanced 30*, Touchstone Balanced, Touchstone Bond, and Touchstone Standby Income. The other part of the report contains financial statements and performance information for the following funds: AIM V.I. Growth*, AIM V.I. Government Securities*, Alger American Small Capitalization*, Alger American Growth*, Deutsche VIT Equity 500 Index*, MFS VIT Emerging Growth*, MFS VIT Growth with Income*, and PIMCO Long-Term U.S. Government Bond*. Please call Columbus Life Insurance Co. at 800.677.9595 for additional information.

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Variable Universal Life contract. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Variable Universal Life contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Variable Universal life is underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.*** For more information about the Variable Universal Life contract or any investment option including charges and expenses, call Columbus Life for a free prospectus. Read it carefully before you invest.

              * These investment options may not be available in your state at this time.
             ** Touchstone Income Opportunity is closed to new investments other than investments through an automatic investment program or automatic asset allocation program established before May 1, 2000.
            *** A registered broker-dealer and member of the NASD and SIPC.

                                                            Columbus Life
                                                          Insurance Company
                                                               [LOGO]


400 East Fourth Street - P.O. Box 5737 - Cincinnati, Ohio 45201-5737 - (800) 677-8383 - www.ColumbusLife.com


Underwriter
Columbus Life Insurance Co.
400 East Fourth Street
Cincinnati, Ohio 45202

Distributor
Touchstone Securities, Inc.
221 East Fourth St., Suite 300
Cincinnati, Ohio 45202
800.638.8194 Broker-Dealers
800.285.2858 Financial Institutions

Variable Service Center
Columbus Life Variable Service Center
P.O. Box 2850
Cincinnati, Ohio 45201-2850
800.677.9595

VARIABLE UNIVERSAL LIFE
ANNUAL REPORT, DECEMBER 31, 2000

AIM V.I. GROWTH
AIM V.I. GOVERNMENT SECURITIES
ALGER AMERICAN SMALL CAPITALIZATION
ALGER AMERICAN GROWTH
DEUTSCHE VIT EQUITY 500 INDEX
MFS VIT EMERGING GROWTH
MFS VIT GROWTH WITH INCOME
PIMCO LONG-TERM U.S. GOVERNMENT BOND

This is one part of a two part report.                      Columbus Life
                                                           Insurance Company
CL5.797 0101                                                    [LOGO]

This is one part of a two-part semi-annual report. This part contains the financial statements and performance information for the following funds: AIM V.I. Growth*, AIM V.I. Government Securities*, Alger American Small Capitalization*, Alger American Growth*, Deutsche VIT Equity 500 Index*, MFS VIT Emerging Growth*, MFS VIT Growth with Income*, and PIMCO Long-Term U.S. Government Bond*. The other part of the report contains financial statements and performance information for the following funds of the Touchstone Variable Series Trust: Touchstone Small Cap Value*, Touchstone Emerging Growth, Touchstone International Equity, Touchstone Income Opportunity**, Touchstone High Yield*, Touchstone Value Plus, Touchstone Growth and Income, Touchstone Enhanced 30*, Touchstone Balanced, Touchstone Bond, and Touchstone Standby Income. Please call Columbus Life Insurance Co. at 800.677.9595 for additional information.

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Variable Universal Life insurance contracts. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Variable Universal Life contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Variable Universal Life is distributed by Touchstone Securities, Inc.*** and underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio. For more information about products or investment options including charges and expenses, call Columbus Life for a free prospectus. Read it carefully before you invest.

              * These investment options may not be available in your state at this time.
             ** Touchstone Income Opportunity is closed to new investments other than investments through an automatic investment program or automatic asset allocation program established before May 1, 2000.
            *** A registered broker-dealer and member of the NASD and SIPC.

                                                       Columbus Life
                                                      Insurance Company
                                                            [LOGO]


400 East Fourth Street - P.O. Box 5737 - Cincinnati, Ohio 45201-5737 -
(800) 677-8383 - www.ColumbusLife.com

Underwriter
Columbus Life Insurance Co.
400 East Fourth Street
Cincinnati, Ohio 45202

Distributor
Touchstone Securities, Inc.
221 East Fourth St., Suite 300
Cincinnati, Ohio 45202
800.638.8194 Broker-Dealers
800.285.2858 Financial Institutions

Variable Service Center
Columbus Life Variable Service Center
P.O. Box 2850
Cincinnati, Ohio  45201-2850
800.677.9595

 Letter from the President

 Dear Columbus Life Variable Universal Life Owner:

 In the year 2000, equity and bond markets differed greatly from the markets of the nineties. Volatility was high. Prices retreated as the markets reacted to economic, social, and business news in the U.S. and abroad. Global growth peaked in the spring. The Federal Reserve Board raised rates three more times in 2000, oil prices soared in the second and third quarters, and the growth of the Gross Domestic Product hit a low of 2.4 percent in November. Technology stocks, which had tripled in value the prior two years, led the NASDAQ to its worst one-year performance ever. By year-end, indicators of economic activity showed a significant slowdown taking root in the U.S. economy.

 In a year when most broad-based equity market indices declined in value overall, the broad array of investment options in the Columbus Life Variable Universal Life product yielded some notable performers:

 o Touchstone Emerging Growth Sub-Account had a total return in excess of 27%. 1, 2

 o The PIMCO Long-Term U.S. Government Bond Sub-Account had a total return of greater than 19 percent for 2000.1 It easily outperformed the Lehman Brothers Aggregate Bond Index (Which had an 11.64 percent return for the same period).

 o The Touchstone Balanced Sub-Account and the Touchstone Growth & Income Sub-Account, also experienced positive total returns of more than 10 percent for the year.1

 Another highlight for 2000 was the addition of the Deutsche VIT Equity 500 Index Fund, managed by Bankers Trust Company, to the Columbus Life Variable Universal Life investment offerings. The Deutsche VIT Equity 500 Index Sub-Account out-performed the S&P 500 slightly in what was a difficult year for both the Fund and the Index.

 At times like this, it is important to keep the current market environment and your security needs in perspective and to consider the long-term composition and performance of your portfolio. Time in the market has repeatedly proven to be key to any long-term investment strategy. Times such as these reinforce the need to maintain a diverse portfolio, invest regularly, and remain focused as you pursue your financial and security goals.

 Thank you for your confidence in Columbus Life. We look forward to strengthening our relationship and serving your financial needs in the years ahead.

 Sincerely,


/s/ Lawrence L. Grypp

 Lawrence L. Grypp
 President and Chief Executive Officer Columbus Life Insurance Company


 Columbus Life Variable Universal Life is underwritten by the Columbus Life Insurance Co., Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.** For a prospectus containing more complete information, including charges and expenses, please call 800.677.9595. Please read the prospectus carefully before investing or sending money.

 **Member NASD/SIPC
________________________________________________________________________________

1 Past performance is no guarantee of future results. Performance of a sub-account will vary by variable product due to variances in fees and charges. Actual performance of the sub-account for each product equaled or exceeded the performance figure shown. Investment return and principal value of an investment will fluctuate and units, when redeemed, may be worth more or less than their original cost.

2 The securities of smaller, less-known companies may be more volatile than those of larger companies.

The Annual Reports of the following investment companies are made a part hereof and incorporated herein.


         Touchstone Variable Series Trust (File No. 811-8416)
            Touchstone Small Cap Value Fund
            Touchstone Emerging Growth Fund
            Touchstone International Equity Fund
            Touchstone Income Opportunity Fund
            Touchstone High Yield Fund
            Touchstone Value Plus Fund
            Touchstone Growth & Income Fund
            Touchstone Enhanced 30 Fund
            Touchstone Balanced Fund
            Touchstone Bond Fund
            Touchstone Standby Income Fund

         AIM Variable Insurance Funds, Inc. (File No. 811-7452)
            AIM V.I. Growth Fund
            AIM V.I. Government Securities Fund

         The Alger American Fund (File No. 811-5550)
            Alger American Growth Portfolio
            Alger American Small Capitalization Portfolio

         Deutsche VIT Funds (File No. 811-7507)
            Deutsche VIT Equity 500 Index

         MFS Variable Insurance Trust (File No. 811-8326)
            MFS Emerging Growth Series
            MFS Growth with Income Series

         PIMCO Variable Insurance Trust (File No. 811-8399)
            Long-Term U.S. Government Bond Portfolio